Share-based payments charge (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following assumptions were used for the Black-Scholes valuation of share options granted in 2016 and 2017. For the options granted under the Unapproved Scheme the table indicates the ranges used in determining the fair-market values, aligning with the various dates of the underlying grants. The volatility is calculated using historic weekly averages of the Company's share price over a period that is in line with the expected life of the options.

Issued in 2016	EMI Scheme	Unapproved Scheme
Options granted	32,000	1,670,000
Risk-free interest rate	1.42%	0.23%-1.42%
Expected life of options	10 years	5.5-10 years
Annualized volatility	88.0%	74.3% - 88.0%
Dividend rate	0.00%	0.00%
Vesting period	3 years	3 years

Issued in 2017	Unapproved Scheme	Restricted Stock Units
Options granted	4,656,828	1,052,236
Risk-free interest rate	0.29% - 0.62%	0.42%-0.62%
Expected life of options	5.5 – 7.0 years	5.5 – 7.0 years
Annualized volatility	71.3% - 73.3%	71.3% - 73.3%
Dividend rate	0.00%	0.00%
Vesting period	3 and 4 years	3 and 4 years

Disclosure of number and weighted average exercise prices of share options
The average fair value at grant date, by year of grant and plan, of the exercisable options as per December 31, 2017 is presented in the below table.

Year of issue	EMI Scheme (£)	Unapproved Scheme (£)	RSU (£)
2012	0.63 - 1.20	—	—
2013	0.83	0.79 - 0.95
2014	0.76	0.23 - 0.76
2015	0.57	0.57
2016	1.35	0.93 - 1.35
2017	—	0.84	1.33

Outstanding and exercisable share options by scheme as of December 31, 2017:

Plan	Outstanding	Exercisable	Weighted average exercise price in £ for Outstanding	Weighted average exercise price in £ for Exercisable
Unapproved	7,313,473	773,333	1.50	1.64
EMI	213,984	185,333	3.06	3.28
Total	7,527,457	958,666	1.54	1.95

As at December 31, 2017 there were no restricted share options exercisable (2016: nil) and there is no exercise price for restricted share options.

The options outstanding at December 31, 2017 had a weighted average remaining contractual life of 8.6 years (2016: 8.2 years). For 2016 and 2017, the number of options granted and expired and the weighted average exercise price of options were as follows:

	Number of options	Weighted average exercise price (£)
At January 1, 2016	1,792,000	1.78
Options granted in 2016:
Employees	1,002,000	1.92
Directors	700,000	2.05
Options exercised in the year	(46,666)	1.12
Options forfeited in the year	(150,001)	1.24
Options expired in the year	(260,000)	2.46
At December 31, 2016	3,037,333	1.87
Exercisable at December 31, 2016	846,667	2.25

	Number of options	Weighted average exercise price (£)
At January 1, 2017	3,037,333	1.87
Options granted in 2017:
Employees	3,150,846	1.32
Directors	1,505,982	1.32
Options exercised in the year	(133,333)	1.10
Options forfeited in the year	—	—
Options expired in the year	(33,333)	1.90
At December 31, 2017	7,527,495	1.53
Exercisable at December 31, 2017	797,333	2.04
The Company had the following share options movements in the year ended December 31, 2017:

Year of issue	Exercise price (£)	At January 1, 2017	Options granted	Options exercised	Options forfeited	Options expired	At December 31, 2017	Expiry date
2012	2.50 - 7.50	100,000	—	—	—	—	100,000	June 1, 2022
2013	2	100,000	—	—	—	—	100,000	April 15, 2023
2013	2.00	20,000	—	—	—	(20,000)	—	June 1, 2023	*
2013	2.00	160,000	—	—	—	—	160,000	July 29, 2023
2014	1.75	110,000	—	—	—	—	110,000	May 15, 2024
2014	1.75	63,333	—	—	—	(13,333)	50,000	May 15, 2024	*
2014	1.10 - 1.75	200,000	—	(133,333)	—	—	66,667	August 6, 2018	**
2015	1.25	82,000	—	—	—	—	82,000	January 29, 2025	*
2015	1.25	510,000	—	—	—	—	510,000	January 29, 2025
2016	2	260,000	—	—	—	—	260,000	February 2, 2026
2016	2.00	22,000	—	—	—	—	22,000	February 2, 2026	*
2016	1.80	810,000	—	—	—	—	810,000	August 3, 2026
2016	1.89	300,000	—	—	—	—	300,000	September 13, 2026
2016	2.04	300,000	—	—	—	—	300,000	September 16, 2026
2017	1.32 - 1.525	—	4,656,828	—	—	—	4,656,828	April 26, 2027
Total		3,037,333	4,656,828	(133,333)	—	(33,333)	7,527,495

*	Options granted under the EMI Scheme.
* *    Valued based on fair value of services received.

Disclosure of number and weighted average exercise prices of other equity instruments
The following table shows the number of RSUs issued in 2017. No RSUs were granted in 2016 and none of the RSUs granted in 2017 were forfeited, canceled or vested in the year. The fair value of each unvested RSU at grant date was £1.32.

Number of RSUs
At January 1, 2017	—
Granted:
Employees	705,841
Directors	346,395
At December 31, 2017	1,052,236
The Company had the following Restricted Share Units movements in the year ended December 31, 2017:

Year of issue	Exercise price (£)	At January 1, 2017		Units granted		Units exercised		Units forfeited		Units expired		At December 31, 2017	Expiry date
2017		—		1,052,236		—		—		—		1,052,236	April 26, 2027
Total		—	—	1,052,236	—	—	—	—	—	—	—	1,052,236